Business, Liquidity and Summary of Significant Accounting Policies (Details 2) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	10,639,397	7,315,563	10,639,397	29,595,200	30,296,919	17,302,430
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	1,316,106	284,505	1,316,106	284,505	1,084,106	284,829
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	1,323,291	7,031,058	1,323,291	21,310,695	21,212,813	17,017,601
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	8,000,000		8,000,000	8,000,000	8,000,000